Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Overseas Core Fund Class R | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund Class R | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund Class R | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund Class R | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund Class R | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund Class R | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Class R | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Class R | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Class R | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund Class R | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund Institutional 3 Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund Institutional 3 Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund Institutional 3 Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund Institutional 3 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund Institutional 3 Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund Institutional 3 Class | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Institutional 3 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Institutional 3 Class | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund Institutional 3 Class | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund Institutional 3 Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional 2 Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Institutional 2 Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Institutional 2 Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 2 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional 2 Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional 2 Class | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional 2 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional 2 Class | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional 2 Class | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Institutional 2 Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Institutional Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Institutional Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional Class | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional Class | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Institutional Class | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Advisor Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund - Advisor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Advisor Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Advisor Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Advisor Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Advisor Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Advisor Class | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Advisor Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Advisor Class | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Advisor Class | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund - Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund - Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund - Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund - Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund - Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund - Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund - Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund - Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Advisor Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Class A | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Overseas Core Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Class A | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Core Fund - Class A | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Class A | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Class A | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Class A | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Class A | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Class A | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Core Fund - Class A | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Overseas Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Overseas Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Overseas Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Overseas Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Overseas Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Overseas Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Core Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Overseas Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Overseas Core Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Core Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Overseas Core Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Core Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Overseas Core Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Overseas Core Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Core Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Core Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Core Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Class A | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%